Nuance Concentrated Value Fund (Prospectus Summary) | Nuance Concentrated Value Fund
Nuance Concentrated Value Fund
Investment Objective
The Nuance Concentrated Value Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
the Fund's statutory Prospectus on page 17.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuance Concentrated Value Fund	Investor Class		Institutional Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	[1]	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC will be assessed on an amount equal to the lesser of the shareholder's initial investment or the value of the shareholder's investment at redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuance Concentrated Value Fund		Investor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Shareholder Service Fees		0.15%	0.15%
Other Expenses		0.84%	0.84%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.10%	1.85%
Fee Waiver/Expense Reimbursement	[2]	(0.69%)	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.41%	1.16%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[2]	Nuance Investments, LLC (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.40% of the average daily net assets of the Investor Class and 1.15% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limit. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through August 31, 2013. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Nuance Concentrated Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	710	1,132	1,579	2,815
Institutional Class	118	515	936	2,113

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. For the most recent fiscal period from May 31, 2011 (the Fund's inception date) through April 30, 2012, the Fund's portfolio turnover rate was
77% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities (including common stocks, preferred stocks and convertible securities) of companies organized in the
United States that the Adviser believes are high quality, though temporarily out of favor. The Fund typically invests in a portfolio of 15 to 35 companies of various market capitalizations and is considered an all-cap strategy. Although the Fund will invest primarily in the equity securities of U.S. companies, the
Fund may invest up to 25% of its assets in equity securities of foreign companies that are organized and headquartered in countries classified as
"developed" by MSCI. As of February 29, 2012, the following countries were classified as "developed" by MSCI: Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan,
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, UK, and the United States.

The Adviser selects securities for the Fund's investment portfolio by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value and that have the potential to generate above-average rates of returns over time. The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to its internal view of intrinsic value. The Adviser may sell an investment when it achieves or surpasses the
Adviser's proprietary view of intrinsic value or when a security's competitive position or financial situation erodes beyond the Adviser's expectations.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.

The Fund may also hold short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses.

The Fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Adviser Risk. The Adviser has not previously managed a mutual fund.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Non-Diversified Fund Risk. Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Value-Style Investing Risk. The Fund's value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Convertible Securities Risk. Convertible securities risk is the risk that the market values of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund's website at
http://www.nuanceinvestments.com/concentrated-value-fund or by calling the Fund toll-free at 1-855-NUANCE3 (1-855-682-6233). Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of market performance.